Segment Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues:
Policy charges		$ 2,361		$ 2,216		$ 2,065
Premiums		642		786		831
Net investment income		2,139		1,982		1,900
Total revenues		5,039		5,080		3,729
Income before federal income taxes and noncontrolling interests		904		1,228		(131)
Benefits and expenses:
Interest credited to policyholder accounts		1,406		1,078		1,096
Benefits and claims		1,298		1,662		1,502
Amortization of DAC		433		68		207
Other expenses, net of deferrals		998		1,044		1,055
Total benefits and expenses		4,135		3,852		3,860
Less: net loss attributable to noncontrolling interest		91		96		94
Assets as of year end		155,638		144,178		143,524
Operating Segments [Member]
Revenues:
Policy charges		2,361		2,216		2,065
Premiums		642		786		831
Net investment income		2,139		1,982		1,900
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]	(299)		(56)		(1,051)
Other revenues		14	[2]	(76)	[3]	(16)	[3]
Total revenues		4,857		4,852		3,729
Benefits and expenses:
Interest credited to policyholder accounts		1,245	[4]	1,078		1,096
Benefits and claims		1,277	[5]	1,434	[5]	1,502
Amortization of DAC		433		68		207
Other expenses, net of deferrals		998		1,044		1,055
Total benefits and expenses		3,953		3,624		3,860
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]	(299)		(56)		(1,051)
Individual Products and Solutions - Annuity [Member]
Revenues:
Income before federal income taxes and noncontrolling interests		856		858		583
Benefits and expenses:
Pre-tax operating earnings (loss)		856		858		583
Assets as of year end		79,199		73,370		72,429
Individual Products and Solutions - Annuity [Member] | Operating Segments [Member]
Revenues:
Policy charges		1,313		1,259		1,175
Premiums		309		459		518
Net investment income		713		591		546
Other revenues	[3]			(76)		(38)
Total revenues		2,335		2,233		2,201
Benefits and expenses:
Interest credited to policyholder accounts		424	[4]	328		370
Benefits and claims		487	[5]	700	[5]	828
Amortization of DAC		235		13		120
Other expenses, net of deferrals		333		334		300
Total benefits and expenses		1,479		1,375		1,618
Retirement Plans [Member]
Revenues:
Income before federal income taxes and noncontrolling interests		182		199		250
Benefits and expenses:
Pre-tax operating earnings (loss)		182		199		250
Assets as of year end		32,239		30,524		30,744
Retirement Plans [Member] | Operating Segments [Member]
Revenues:
Policy charges		107		111		107
Net investment income		791		752		750
Total revenues		898		863		857
Benefits and expenses:
Interest credited to policyholder accounts		531	[4]	494		482
Amortization of DAC		4		7		(28)
Other expenses, net of deferrals		181		163		153
Total benefits and expenses		716		664		607
Individual Products and Solutions - Life and NBSG [Member]
Revenues:
Income before federal income taxes and noncontrolling interests		325		306		299
Benefits and expenses:
Pre-tax operating earnings (loss)		325		306		299
Assets as of year end		33,863		30,650		29,322
Individual Products and Solutions - Life and NBSG [Member] | Operating Segments [Member]
Revenues:
Policy charges		941		846		783
Premiums		296		292		284
Net investment income		624		602		565
Other revenues	[3]			(7)		12
Total revenues		1,861		1,733		1,644
Benefits and expenses:
Interest credited to policyholder accounts		260	[4]	236		231
Benefits and claims		758	[5]	705	[5]	644
Amortization of DAC		197		115		122
Other expenses, net of deferrals		321		371		348
Total benefits and expenses		1,536		1,427		1,345
Corporate and Other [Member]
Revenues:
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]	(299)		(56)		(1,051)
Income before federal income taxes and noncontrolling interests		(459)		(135)		(1,263)
Benefits and expenses:
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]	(299)		(56)		(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses		6		74		11
Less: net loss attributable to noncontrolling interest		(91)		(96)		(94)
Pre-tax operating earnings (loss)		(75)		(57)		(129)
Assets as of year end		10,337		9,634		11,029
Corporate and Other [Member] | Operating Segments [Member]
Revenues:
Premiums		37		35		29
Net investment income		11		37		39
Non-operating changes in variable annuity liabilities and net realized investment losses	[1]	(299)		(56)		(1,051)
Other revenues		14	[2]	7	[3]	10	[3]
Total revenues		(237)		23		(973)
Benefits and expenses:
Interest credited to policyholder accounts		30	[4]	20		13
Benefits and claims		32	[5]	29	[5]	30
Amortization of DAC		(3)		(67)		(7)
Other expenses, net of deferrals		163		176		254
Total benefits and expenses		222		158		290
Less: non-operating net realized investment gains, including other-than-temporary impairment losses	[1]	$ (299)		$ (56)		$ (1,051)

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
[2]	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
[3]	Includes operating items discussed above.
[4]	Includes operating items (net realized gains and losses related to certain product hedges).
[5]	Excludes certain non-operating changes in variable annuity liabilities.